NATIONWIDE

VARIABLE

ACCOUNT-10

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
7,016 shares (cost $239,805)	$321,753
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,267 shares (cost $72,378)	85,826
Forty Portfolio: Service Shares (JACAS)
5,635 shares (cost $190,286)	173,493
Global Technology Portfolio: Service Shares (JAGTS)
6,832 shares (cost $34,738)	58,007
Overseas Portfolio: Service Shares (JAIGS)
2,187 shares (cost $97,473)	52,200
Emerging Markets Debt Portfolio - Class I (MSEM)
958 shares (cost $8,427)	7,461
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
756 shares (cost $8,943)	6,592
U.S. Real Estate Portfolio - Class I (MSVRE)
1,552 shares (cost $19,562)	33,203
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,649 shares (cost $60,799)	59,737
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,512 shares (cost $24,405)	22,935
NVIT Emerging Markets Fund - Class I (GEM)
2,779 shares (cost $29,201)	27,209
NVIT International Equity Fund - Class I (GIG)
2,773 shares (cost $25,373)	26,117
NVIT Nationwide Fund - Class I (TRF)
7,262 shares (cost $86,942)	116,263
NVIT Government Bond Fund - Class I (GBF)
6,389 shares (cost $75,304)	68,492
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,789 shares (cost $37,499)	47,255
NVIT Mid Cap Index Fund - Class I (MCIF)
5,754 shares (cost $112,574)	139,472
NVIT Money Market Fund - Class I (SAM)
52,217 shares (cost $52,217)	52,217
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
486 shares (cost $4,550)	4,951
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
1,003 shares (cost $8,761)	10,170
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
993 shares (cost $17,314)	15,471
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
9,480 shares (cost $117,780)	141,057
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,031 shares (cost $80,006)	86,544
NVIT Multi-Sector Bond Fund - Class I (MSBF)
8,846 shares (cost $78,862)	80,766
NVIT Large Cap Growth Fund - Class I (NVOLG1)
23,967 shares (cost $426,519)	381,313
Invesco NVIT Comstock Value Fund - Class I (EIF)
1,634 shares (cost $19,848)	28,708
Guardian Portfolio - I Class Shares (AMGP)
2,066 shares (cost $37,448)	30,284
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
1,933 shares (cost $45,544)	43,710

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,357 shares (cost $18,676)	20,688
VP Income & Growth Fund - Class I (ACVIG)
5,592 shares (cost $43,847)	52,120
VP International Fund - Class I (ACVI)
6,601 shares (cost $65,032)	61,851
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
3,493 shares (cost $47,904)	65,945
Appreciation Portfolio - Initial Shares (DCAP)
228 shares (cost $8,721)	9,338
Quality Bond Fund II - Primary Shares (FQB)
3,302 shares (cost $37,082)	36,257
VIP Equity-Income Portfolio - Service Class (FEIS)
4,886 shares (cost $104,668)	106,803
VIP Growth Portfolio - Service Class (FGS)
3,571 shares (cost $140,976)	211,036
VIP High Income Portfolio - Service Class (FHIS)
11,179 shares (cost $63,491)	59,697
VIP Overseas Portfolio - Service Class (FOS)
1,089 shares (cost $14,163)	19,314
VIP Value Strategies Portfolio - Service Class (FVSS)
740 shares (cost $9,000)	11,645
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,854 shares (cost $53,933)	64,935
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
4,906 shares (cost $122,570)	139,381
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
806 shares (cost $44,822)	58,583
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
503 shares (cost $6,816)	5,230
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,309 shares (cost $39,158)	31,599
Advantage VT Opportunity Fund - Class 2 (SVOF)
4,228 shares (cost $77,002)	104,311

Total Investments	$3,179,939

Accounts Payable - Global Technology Portfolio: Service Shares (JAGTS)	(21)
Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(9)
Accounts Payable - Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	(8)
Accounts Payable - U.S. Real Estate Portfolio - Class I (MSVRE)	(12)
Accounts Payable - American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	(18)
Accounts Payable - NVIT Emerging Markets Fund - Class I (GEM)	(8)
Accounts Payable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(7)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(19)
Accounts Payable - NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(4)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(10)
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(8)
Accounts Payable - VIP Trust Emerging Markets Fund - Initial Class (VWEM)	(2)
Accounts Payable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(12)
Other Accounts Payable	(279)

$3,179,522

Contract Owners’ Equity:
Accumulation units	3,179,522

Total Contract Owners’ Equity (note 5)	$3,179,522

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	DSIF	DSRG	JACAS	JAGTS	JAIGS	MSEM	MSVMG
Reinvested dividends	$43,049	6,232	1,068	1,508	50	2,724	407	-
Mortality and expense risk charges (note 2)	(43,049)	(4,326)	(1,171)	(2,420)	(749)	(741)	(101)	(96)

Net investment income (loss)	-	1,906	(103)	(912)	(699)	1,983	306	(96)

Realized gain (loss) on investments	21,556	2,790	2,831	1,173	347	(5,941)	(11)	(133)
Change in unrealized gain (loss) on investments	(57,665)	14,975	(4,414)	(23,102)	4,745	(2,623)	324	(853)

Net gain (loss) on investments	(36,109)	17,765	(1,583)	(21,929)	5,092	(8,564)	313	(986)

Reinvested capital gains	259,095	10,734	8,114	22,436	1,947	1,543	-	325

Net increase (decrease) in contract owners’ equity resulting from operations	$222,986	30,405	6,428	(405)	6,340	(5,038)	619	(757)

Investment Activity:	MSVRE	NVAMV1	HIBF	GEM	GIG	TRF	GBF	GVIDM
Reinvested dividends	$446	1,299	1,253	228	610	1,589	1,383	877
Mortality and expense risk charges (note 2)	(471)	(751)	(304)	(380)	(403)	(1,534)	(986)	(681)

Net investment income (loss)	(25)	548	949	(152)	207	55	397	196

Realized gain (loss) on investments	749	140	(73)	(84)	165	555	(57)	2,648
Change in unrealized gain (loss) on investments	989	3,429	1,685	1,863	(584)	9,971	(794)	(2,720)

Net gain (loss) on investments	1,738	3,569	1,612	1,779	(419)	10,526	(851)	(72)

Reinvested capital gains	-	5,342	-	-	-	-	-	2,527

Net increase (decrease) in contract owners’ equity resulting from operations	$1,713	9,459	2,561	1,627	(212)	10,581	(454)	2,651

Investment Activity:	MCIF	SAM	NVMLG1	NVMLV1	NVMMG1	SCGF	SCVF	SCF
Reinvested dividends	$1,579	2	1	84	-	-	800	252
Mortality and expense risk charges (note 2)	(1,750)	(597)	(35)	(60)	(132)	(208)	(1,708)	(1,052)

Net investment income (loss)	(171)	(595)	(34)	24	(132)	(208)	(908)	(800)

Realized gain (loss) on investments	346	-	(776)	7	45	(13)	613	(785)
Change in unrealized gain (loss) on investments	9,892	-	358	127	(548)	(3,062)	15,740	5,233

Net gain (loss) on investments	10,238	-	(418)	134	(503)	(3,075)	16,353	4,448

Reinvested capital gains	11,820	1	494	480	1,120	3,232	12,169	11,488

Net increase (decrease) in contract owners’ equity resulting from operations	$21,887	(594)	42	638	485	(51)	27,614	15,136

Investment Activity:	MSBF	NVOLG1	EIF	AMGP	AMCG	AMTP	ACVIG	ACVI
Reinvested dividends	$2,627	2,801	694	160	-	146	1,202	658
Mortality and expense risk charges (note 2)	(1,172)	(5,221)	(351)	(407)	(617)	(252)	(711)	(880)

Net investment income (loss)	1,455	(2,420)	343	(247)	(617)	(106)	491	(222)

Realized gain (loss) on investments	751	6,419	67	(223)	(310)	(116)	181	(66)
Change in unrealized gain (loss) on investments	3,747	(81,162)	3,603	(2,993)	22	2,834	4,165	(4,232)

Net gain (loss) on investments	4,498	(74,743)	3,670	(3,216)	(288)	2,718	4,346	(4,298)

Reinvested capital gains	-	85,350	-	5,515	2,000	1,603	939	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,953	8,187	4,013	2,052	1,095	4,215	5,776	(4,520)

Investment Activity:	DVSCS	DCAP	FQB	FEIS	FGS	FHIS	FOS	FVSS
Reinvested dividends	$534	148	1,752	2,222	-	3,035	271	116
Mortality and expense risk charges (note 2)	(824)	(125)	(680)	(1,403)	(2,932)	(832)	(274)	(167)

Net investment income (loss)	(290)	23	1,072	819	(2,932)	2,203	(3)	(51)

Realized gain (loss) on investments	1,918	(6)	(487)	(2,286)	2,897	(57)	90	166
Change in unrealized gain (loss) on investments	6,579	(751)	556	10,364	(21,393)	5,019	(1,452)	712

Net gain (loss) on investments	8,497	(757)	69	8,078	(18,496)	4,962	(1,362)	878

Reinvested capital gains	5,063	1,294	-	6,456	20,011	-	34	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,270	560	1,141	15,353	(1,417)	7,165	(1,331)	827

Investment Activity:	OVGS	OVGI	OVAG	VWEM	VWHA	SVOF	CAF
Reinvested dividends	$706	1,448	-	25	105	1,966	41
Mortality and expense risk charges (note 2)	(902)	(1,867)	(822)	(74)	(381)	(1,364)	(135)

Net investment income (loss)	(196)	(419)	(822)	(49)	(276)	602	(94)

Realized gain (loss) on investments	(443)	2,789	975	(96)	(215)	26	5,046
Change in unrealized gain (loss) on investments	(5,142)	(6,226)	(4,100)	50	9,821	(328)	(7,989)

Net gain (loss) on investments	(5,585)	(3,437)	(3,125)	(46)	9,606	(302)	(2,943)

Reinvested capital gains	4,472	15,387	4,600	27	-	9,761	2,811

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,309)	11,531	653	(68)	9,330	10,061	(226)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		DSIF		DSRG		JACAS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$-	(7,252)	1,906	1,267	(103)	(361)	(912)	(337)
Realized gain (loss) on investments	21,556	45,484	2,790	854	2,831	406	1,173	545
Change in unrealized gain (loss) on investments	(57,665)	(332,505)	14,975	(11,385)	(4,414)	(16,707)	(23,102)	(18,058)
Reinvested capital gains	259,095	259,572	10,734	8,339	8,114	12,279	22,436	35,755

Net increase (decrease) in contract owners’ equity resulting from operations	222,986	(34,701)	30,405	(925)	6,428	(4,383)	(405)	17,905

Equity transactions:
Transfers between funds	-	-	(11)	(9)	-	-	-	-
Redemptions (note 3)	(179,974)	(174,135)	(10,323)	(387)	(12,653)	-	(16,614)	-
Adjustments to maintain reserves	(141)	(137)	(12)	(7)	(5)	(4)	(11)	(5)

Net equity transactions	(180,115)	(174,272)	(10,346)	(403)	(12,658)	(4)	(16,625)	(5)

Net change in contract owners’ equity	42,871	(208,973)	20,059	(1,328)	(6,230)	(4,387)	(17,030)	17,900
Contract owners’ equity beginning of period	3,136,651	3,345,624	301,679	303,007	92,040	96,427	190,501	172,601

Contract owners’ equity end of period	$3,179,522	3,136,651	321,738	301,679	85,810	92,040	173,471	190,501

CHANGES IN UNITS:
Beginning units	210,657	223,750	19,962	19,988	5,776	5,776	9,926	9,926
Units purchased	3,099	4,828	-	-	-	-	-	-
Units redeemed	(14,945)	(17,921)	(634)	(26)	(828)	-	(934)	-

Ending units	198,811	210,657	19,328	19,962	4,948	5,776	8,992	9,926

	JAGTS		JAIGS		MSEM		MSVMG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(699)	(312)	1,983	(592)	306	273	(96)	(116)
Realized gain (loss) on investments	347	345	(5,941)	(1,219)	(11)	(282)	(133)	(32)
Change in unrealized gain (loss) on investments	4,745	(5,172)	(2,623)	(6,933)	324	(216)	(853)	(1,832)
Reinvested capital gains	1,947	6,736	1,543	1,990	-	-	325	1,384

Net increase (decrease) in contract owners’ equity resulting from operations	6,340	1,597	(5,038)	(6,754)	619	(225)	(757)	(596)

Equity transactions:
Transfers between funds	-	-	-	-	-	(4,297)	-	-
Redemptions (note 3)	-	-	(2,986)	(500)	-	-	(277)	(309)
Adjustments to maintain reserves	(7)	(5)	(4)	(5)	(3)	1	(5)	2

Net equity transactions	(7)	(5)	(2,990)	(505)	(3)	(4,296)	(282)	(307)

Net change in contract owners’ equity	6,333	1,592	(8,028)	(7,259)	616	(4,521)	(1,039)	(903)
Contract owners’ equity beginning of period	51,653	50,061	60,219	67,478	6,836	11,357	7,623	8,526

Contract owners’ equity end of period	$57,986	51,653	52,191	60,219	7,452	6,836	6,584	7,623

CHANGES IN UNITS:
Beginning units	2,607	2,607	7,123	7,177	513	831	477	495
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(412)	(54)	-	(318)	(19)	(18)

Ending units	2,607	2,607	6,711	7,123	513	513	458	477

	MSVRE		NVAMV1		HIBF		GEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(25)	120	548	478	949	887	(152)	(176)
Realized gain (loss) on investments	749	8,297	140	7,584	(73)	(54)	(84)	1,319
Change in unrealized gain (loss) on investments	989	(8,790)	3,429	(17,838)	1,685	(1,975)	1,863	(6,262)
Reinvested capital gains	-	-	5,342	6,622	-	205	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,713	(373)	9,459	(3,154)	2,561	(937)	1,627	(5,119)

Equity transactions:
Transfers between funds	(43)	1	-	4,429	-	4,429	-	(7,697)
Redemptions (note 3)	(1,340)	(30,413)	(388)	(27,316)	-	-	(643)	-
Adjustments to maintain reserves	(9)	(6)	(3)	(20)	(1)	(3)	(1)	(5)

Net equity transactions	(1,392)	(30,418)	(391)	(22,907)	(1)	4,426	(644)	(7,702)

Net change in contract owners’ equity	321	(30,791)	9,068	(26,061)	2,560	3,489	983	(12,821)
Contract owners’ equity beginning of period	32,870	63,661	50,651	76,712	20,374	16,885	26,218	39,039

Contract owners’ equity end of period	$33,191	32,870	59,719	50,651	22,934	20,374	27,201	26,218

CHANGES IN UNITS:
Beginning units	2,618	5,108	2,368	3,385	1,484	1,181	3,536	4,361
Units purchased	-	-	-	192	-	303	-	-
Units redeemed	(108)	(2,490)	(17)	(1,209)	-	-	(82)	(825)

Ending units	2,510	2,618	2,351	2,368	1,484	1,484	3,454	3,536

	GIG		TRF		GBF		GVIDM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$207	(283)	55	(188)	397	258	196	95
Realized gain (loss) on investments	165	62	555	159	(57)	(36)	2,648	1,148
Change in unrealized gain (loss) on investments	(584)	(2,311)	9,971	(487)	(794)	(1,272)	(2,720)	(4,334)
Reinvested capital gains	-	1,160	-	-	-	-	2,527	2,191

Net increase (decrease) in contract owners’ equity resulting from operations	(212)	(1,372)	10,581	(516)	(454)	(1,050)	2,651	(900)

Equity transactions:
Transfers between funds	-	-	1	(6)	-	-	(1)	6
Redemptions (note 3)	(3,415)	-	(2,640)	-	-	-	(6,896)	(2,310)
Adjustments to maintain reserves	5	(2)	(11)	2	(4)	(5)	(8)	4

Net equity transactions	(3,410)	(2)	(2,650)	(4)	(4)	(5)	(6,905)	(2,300)

Net change in contract owners’ equity	(3,622)	(1,374)	7,931	(520)	(458)	(1,055)	(4,254)	(3,200)
Contract owners’ equity beginning of period	29,740	31,114	108,316	108,836	68,941	69,996	51,499	54,699

Contract owners’ equity end of period	$26,118	29,740	116,247	108,316	68,483	68,941	47,245	51,499

CHANGES IN UNITS:
Beginning units	2,828	2,828	8,002	8,002	5,698	5,698	3,130	3,267
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(331)	-	(183)	-	-	-	(412)	(137)

Ending units	2,497	2,828	7,819	8,002	5,698	5,698	2,718	3,130

	MCIF		SAM		NVMLG1		NVMLV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(171)	(378)	(595)	(654)	(34)	(36)	24	(4)
Realized gain (loss) on investments	346	441	-	-	(776)	48	7	14
Change in unrealized gain (loss) on investments	9,892	(13,226)	-	-	358	(358)	127	(700)
Reinvested capital gains	11,820	8,396	1	-	494	289	480	489

Net increase (decrease) in contract owners’ equity resulting from operations	21,887	(4,767)	(594)	(654)	42	(57)	638	(201)

Equity transactions:
Transfers between funds	-	-	15,835	(16,420)	(3,481)	3,497	-	-
Redemptions (note 3)	-	-	(5,130)	(1,820)	-	-	-	-
Adjustments to maintain reserves	(5)	(4)	-	(6)	6	(7)	(3)	(3)

Net equity transactions	(5)	(4)	10,705	(18,246)	(3,475)	3,490	(3)	(3)

Net change in contract owners’ equity	21,882	(4,771)	10,111	(18,900)	(3,433)	3,433	635	(204)
Contract owners’ equity beginning of period	117,582	122,353	42,103	61,003	3,433	-	4,309	4,513

Contract owners’ equity end of period	$139,464	117,582	52,214	42,103	-	3,433	4,944	4,309

CHANGES IN UNITS:
Beginning units	6,989	6,989	4,468	6,383	194	-	276	276
Units purchased	-	-	1,699	1,160	-	357	-	-
Units redeemed	-	-	(548)	(3,075)	(194)	(163)	-	-

Ending units	6,989	6,989	5,619	4,468	-	194	276	276

	NVMMG1		SCGF		SCVF		SCF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(132)	(143)	(208)	(344)	(908)	(1,267)	(800)	(789)
Realized gain (loss) on investments	45	66	(13)	77	613	9,470	(785)	(87)
Change in unrealized gain (loss) on investments	(548)	(1,548)	(3,062)	(3,063)	15,740	(32,257)	5,233	(9,186)
Reinvested capital gains	1,120	1,471	3,232	3,177	12,169	13,164	11,488	7,776

Net increase (decrease) in contract owners’ equity resulting from operations	485	(154)	(51)	(153)	27,614	(10,890)	15,136	(2,286)

Equity transactions:
Transfers between funds	-	-	-	-	9	(6,494)	-	-
Redemptions (note 3)	-	-	(7,955)	-	(6,379)	(40,050)	(2,389)	-
Adjustments to maintain reserves	(3)	(2)	-	(2)	(18)	7	(7)	(6)

Net equity transactions	(3)	(2)	(7,955)	(2)	(6,388)	(46,537)	(2,396)	(6)

Net change in contract owners’ equity	482	(156)	(8,006)	(155)	21,226	(57,427)	12,740	(2,292)
Contract owners’ equity beginning of period	9,669	9,825	23,473	23,628	119,810	177,237	73,792	76,084

Contract owners’ equity end of period	$10,151	9,669	15,467	23,473	141,036	119,810	86,532	73,792

CHANGES IN UNITS:
Beginning units	425	425	1,671	1,671	8,345	11,439	5,155	5,155
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(640)	-	(434)	(3,094)	(164)	-

Ending units	425	425	1,031	1,671	7,911	8,345	4,991	5,155

	MSBF		NVOLG1		EIF		AMGP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,455	484	(2,420)	(2,837)	343	44	(247)	(207)
Realized gain (loss) on investments	751	92	6,419	5,541	67	83	(223)	130
Change in unrealized gain (loss) on investments	3,747	(4,279)	(81,162)	(46,449)	3,603	(2,159)	(2,993)	(9,562)
Reinvested capital gains	-	-	85,350	56,432	-	-	5,515	7,680

Net increase (decrease) in contract owners’ equity resulting from operations	5,953	(3,703)	8,187	12,687	4,013	(2,032)	2,052	(1,959)

Equity transactions:
Transfers between funds	(9)	16	26,892	12,563	-	-	-	-
Redemptions (note 3)	(8,592)	(542)	(22,486)	(5,601)	-	-	(714)	(714)
Adjustments to maintain reserves	1	(3)	(5)	(16)	(2)	(3)	7	3

Net equity transactions	(8,600)	(529)	4,401	6,946	(2)	(3)	(707)	(711)

Net change in contract owners’ equity	(2,647)	(4,232)	12,588	19,633	4,011	(2,035)	1,345	(2,670)
Contract owners’ equity beginning of period	83,409	87,641	368,690	349,057	24,696	26,731	28,940	31,610

Contract owners’ equity end of period	$80,762	83,409	381,278	368,690	28,707	24,696	30,285	28,940

CHANGES IN UNITS:
Beginning units	6,738	6,779	15,716	15,418	1,912	1,912	2,003	2,050
Units purchased	-	1	1,397	781	-	-	-	-
Units redeemed	(648)	(42)	(1,208)	(483)	-	-	(48)	(47)

Ending units	6,090	6,738	15,905	15,716	1,912	1,912	1,955	2,003

	AMCG		AMTP		ACVIG		ACVI
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(617)	(742)	(106)	(115)	491	348	(222)	(714)
Realized gain (loss) on investments	(310)	294	(116)	(87)	181	39	(66)	14
Change in unrealized gain (loss) on investments	22	(3,708)	2,834	(3,665)	4,165	(7,866)	(4,232)	269
Reinvested capital gains	2,000	4,233	1,603	1,399	939	3,811	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,095	77	4,215	(2,468)	5,776	(3,668)	(4,520)	(431)

Equity transactions:
Transfers between funds	-	-	-	-	(2,871)	6,299	-	-
Redemptions (note 3)	(5,774)	(2,583)	-	-	-	-	-	-
Adjustments to maintain reserves	(4)	-	(2)	(1)	2	5	(4)	(5)

Net equity transactions	(5,778)	(2,583)	(2)	(1)	(2,869)	6,304	(4)	(5)

Net change in contract owners’ equity	(4,683)	(2,506)	4,213	(2,469)	2,907	2,636	(4,524)	(436)
Contract owners’ equity beginning of period	48,390	50,896	16,465	18,934	49,210	46,574	66,365	66,801

Contract owners’ equity end of period	$43,707	48,390	20,678	16,465	52,117	49,210	61,841	66,365

CHANGES IN UNITS:
Beginning units	2,864	3,008	1,484	1,484	3,698	3,257	6,199	6,199
Units purchased	-	-	-	-	-	441	-	-
Units redeemed	(351)	(144)	-	-	(198)	-	-	-

Ending units	2,513	2,864	1,484	1,484	3,500	3,698	6,199	6,199

	DVSCS		DCAP		FQB		FEIS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(290)	(400)	23	28	1,072	1,164	819	1,627
Realized gain (loss) on investments	1,918	785	(6)	16	(487)	(18)	(2,286)	(3,270)
Change in unrealized gain (loss) on investments	6,579	(6,342)	(751)	(813)	556	(1,950)	10,364	(14,819)
Reinvested capital gains	5,063	3,809	1,294	423	-	-	6,456	10,965

Net increase (decrease) in contract owners’ equity resulting from operations	13,270	(2,148)	560	(346)	1,141	(804)	15,353	(5,497)

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	11,472
Redemptions (note 3)	(3,449)	(767)	-	-	(13,253)	(530)	(6,762)	(18,119)
Adjustments to maintain reserves	(5)	(5)	1	(4)	(5)	5	(6)	(4)

Net equity transactions	(3,454)	(772)	1	(4)	(13,258)	(525)	(6,768)	(6,651)

Net change in contract owners’ equity	9,816	(2,920)	561	(350)	(12,117)	(1,329)	8,585	(12,148)
Contract owners’ equity beginning of period	56,118	59,038	8,779	9,129	48,368	49,697	98,207	110,355

Contract owners’ equity end of period	$65,934	56,118	9,340	8,779	36,251	48,368	106,792	98,207

CHANGES IN UNITS:
Beginning units	3,501	3,547	606	606	3,673	3,712	8,122	8,631
Units purchased	-	-	-	-	-	-	-	901
Units redeemed	(183)	(46)	-	-	(984)	(39)	(525)	(1,410)

Ending units	3,318	3,501	606	606	2,689	3,673	7,597	8,122

	FGS		FHIS		FOS		FVSS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,932)	(2,665)	2,203	3,173	(3)	(49)	(51)	(49)
Realized gain (loss) on investments	2,897	2,618	(57)	(637)	90	2,453	166	26
Change in unrealized gain (loss) on investments	(21,393)	5,070	5,019	(5,643)	(1,452)	(1,553)	712	(591)
Reinvested capital gains	20,011	6,507	-	-	34	21	-	11

Net increase (decrease) in contract owners’ equity resulting from operations	(1,417)	11,530	7,165	(3,107)	(1,331)	872	827	(603)

Equity transactions:
Transfers between funds	(1,192)	9,465	(2,626)	-	-	(6,294)	-	-
Redemptions (note 3)	(3,210)	(784)	(3,340)	(2,632)	-	-	(2,288)	-
Adjustments to maintain reserves	(2)	2	2	(1)	1	-	(10)	(2)

Net equity transactions	(4,404)	8,683	(5,964)	(2,633)	1	(6,294)	(2,298)	(2)

Net change in contract owners’ equity	(5,821)	20,213	1,201	(5,740)	(1,330)	(5,422)	(1,471)	(605)
Contract owners’ equity beginning of period	216,848	196,635	58,490	64,230	20,640	26,062	13,108	13,713

Contract owners’ equity end of period	$211,027	216,848	59,691	58,490	19,310	20,640	11,637	13,108

CHANGES IN UNITS:
Beginning units	12,462	11,928	4,323	4,505	2,028	2,613	929	929
Units purchased	-	692	-	-	-	-	(1)	-
Units redeemed	(250)	(158)	(411)	(182)	-	(585)	(164)	-

Ending units	12,212	12,462	3,912	4,323	2,028	2,028	764	929

	OVGS		OVGI		OVAG		VWEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(196)	(88)	(419)	(717)	(822)	(852)	(49)	(54)
Realized gain (loss) on investments	(443)	1,009	2,789	6,791	975	311	(96)	(52)
Change in unrealized gain (loss) on investments	(5,142)	(3,724)	(6,226)	(30,183)	(4,100)	(1,898)	50	(1,235)
Reinvested capital gains	4,472	4,680	15,387	28,285	4,600	5,370	27	348

Net increase (decrease) in contract owners’ equity resulting from operations	(1,309)	1,877	11,531	4,176	653	2,931	(68)	(993)

Equity transactions:
Transfers between funds	50	(10,960)	-	-	-	-	-	-
Redemptions (note 3)	(4,052)	-	(23,113)	(38,011)	(2,206)	-	(215)	(241)
Adjustments to maintain reserves	(1)	(7)	2	(6)	2	(6)	1	(5)

Net equity transactions	(4,003)	(10,967)	(23,111)	(38,017)	(2,204)	(6)	(214)	(246)

Net change in contract owners’ equity	(5,312)	(9,090)	(11,580)	(33,841)	(1,551)	2,925	(282)	(1,239)
Contract owners’ equity beginning of period	70,232	79,322	150,953	184,794	60,121	57,196	5,510	6,749

Contract owners’ equity end of period	$64,920	70,232	139,373	150,953	58,570	60,121	5,228	5,510

CHANGES IN UNITS:
Beginning units	5,148	5,959	10,149	12,658	4,141	4,141	516	536
Units purchased	4	-	-	-	-	-	-	-
Units redeemed	(330)	(811)	(1,635)	(2,509)	(143)	-	(20)	(20)

Ending units	4,822	5,148	8,514	10,149	3,998	4,141	496	516

	VWHA		SVOF		CAF
	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(276)	(422)	602	(1,269)	(94)	(338)
Realized gain (loss) on investments	(215)	(159)	26	226	5,046	154
Change in unrealized gain (loss) on investments	9,821	(11,175)	(328)	(13,551)	(7,989)	(2,769)
Reinvested capital gains	-	-	9,761	10,200	2,811	3,975

Net increase (decrease) in contract owners’ equity resulting from operations	9,330	(11,756)	10,061	(4,394)	(226)	1,022

Equity transactions:
Transfers between funds	-	-	-	-	(32,553)	-
Redemptions (note 3)	(145)	(160)	(347)	(346)	-	-
Adjustments to maintain reserves	(9)	4	5	(2)	(1)	(5)

Net equity transactions	(154)	(156)	(342)	(348)	(32,554)	(5)

Net change in contract owners’ equity	9,176	(11,912)	9,719	(4,742)	(32,780)	1,017
Contract owners’ equity beginning of period	22,411	34,323	94,590	99,332	32,780	31,763

Contract owners’ equity end of period	$31,587	22,411	104,309	94,590	-	32,780

CHANGES IN UNITS:
Beginning units	2,998	3,013	6,006	6,027	1,870	1,870
Units purchased	-	-	-	-	-	-
Units redeemed	(16)	(15)	(21)	(21)	(1,870)	-

Ending units	2,982	2,998	5,985	6,006	-	1,870

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

JANUS FUNDS

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

AMERICAN CENTURY INVESTORS INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

OPPENHEIMER FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service  Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)

* At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments redeemed. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. This charge, if any, is assessed against each contract by redeeming units. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in redemptions, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $0 and $0, respectively, and total transfers from the Account to the fixed account were $0 and $0, respectively.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$3,179,939	$-	$-	$3,179,939

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$16,966	$14,661
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	9,181	13,824
Forty Portfolio: Service Shares (JACAS)	23,944	19,034
Global Technology Portfolio: Service Shares (JAGTS)	1,998	749
Overseas Portfolio: Service Shares (JAIGS)	4,266	3,727
Emerging Markets Debt Portfolio - Class I (MSEM)	407	101
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	325	373
U.S. Real Estate Portfolio - Class I (MSVRE)	446	1,855
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,641	1,139
Federated NVIT High Income Bond Fund - Class I (HIBF)	1,253	304
NVIT Emerging Markets Fund - Class I (GEM)	228	1,023
NVIT International Equity Fund - Class I (GIG)	610	3,817
NVIT Nationwide Fund - Class I (TRF)	1,589	4,172
NVIT Government Bond Fund - Class I (GBF)	1,383	986
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,404	7,578
NVIT Mid Cap Index Fund - Class I (MCIF)	13,398	1,750

NVIT Money Market Fund - Class I (SAM)	15,835	5,724
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	495	3,516
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	565	60
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,120	132
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,232	8,163
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	12,974	8,082
NVIT Multi-Manager Small Company Fund - Class I (SCF)	11,741	3,441
NVIT Multi-Sector Bond Fund - Class I (MSBF)	2,627	9,773
NVIT Large Cap Growth Fund - Class I (NVOLG1)	120,714	33,369
Invesco NVIT Comstock Value Fund - Class I (EIF)	694	351
Guardian Portfolio - I Class Shares (AMGP)	5,675	1,121
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	2,000	6,391
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	1,749	252
VP Income & Growth Fund - Class I (ACVIG)	2,142	3,582
VP International Fund - Class I (ACVI)	658	880
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	5,598	4,273
Appreciation Portfolio - Initial Shares (DCAP)	1,443	125
Quality Bond Fund II - Primary Shares (FQB)	1,752	13,932
VIP Equity-Income Portfolio - Service Class (FEIS)	8,678	8,165
VIP Growth Portfolio - Service Class (FGS)	20,011	7,335
VIP High Income Portfolio - Service Class (FHIS)	3,035	6,798
VIP Overseas Portfolio - Service Class (FOS)	305	274
VIP Value Strategies Portfolio - Service Class (FVSS)	116	2,455
Global Securities Fund/VA - Non-Service Shares (OVGS)	5,226	4,951
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	16,835	24,980
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	4,600	3,028
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	52	289
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	105	526
Advantage VT Opportunity Fund - Class 2 (SVOF)	11,727	1,712
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	2,852	32,697

	$350,595	$271,470

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	1.40%	19,328	$16.65	$321,738	2.01%	10.15%
2015	1.40%	19,962	15.11	301,679	1.83%	-0.31%
2014	1.40%	19,988	15.16	303,007	1.75%	11.84%
2013	1.40%	20,428	13.55	276,901	1.86%	30.18%
2012	1.40%	20,207	10.41	210,405	2.06%	14.11%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	1.40%	4,948	17.34	85,810	1.27%	8.83%
2015	1.40%	5,776	15.93	92,040	1.03%	-4.55%
2014	1.40%	5,776	16.69	96,427	1.03%	11.86%
2013	1.40%	5,776	14.92	86,200	1.25%	32.46%
2012	1.40%	6,109	11.27	68,826	0.79%	10.40%
Forty Portfolio: Service Shares (JACAS)
2016	1.40%	8,992	19.29	173,471	0.87%	0.52%
2015	1.40%	9,926	19.19	190,501	1.23%	10.37%
2014	1.40%	9,926	17.39	172,601	0.03%	6.95%
2013	1.40%	9,926	16.26	161,386	0.59%	29.05%
2012	1.40%	9,926	12.60	125,053	0.58%	22.12%
Global Technology Portfolio: Service Shares (JAGTS)
2016	1.40%	2,607	22.24	57,986	0.09%	12.26%
2015	1.40%	2,607	19.81	51,653	0.80%	3.18%
2014	1.40%	2,607	19.20	50,061	0.00%	7.82%
2013	1.40%	2,607	17.81	46,431	0.00%	33.50%
2012	1.40%	2,661	13.34	35,501	0.00%	17.48%
Overseas Portfolio: Service Shares (JAIGS)
2016	1.40%	6,711	7.78	52,191	5.08%	-8.01%
2015	1.40%	7,123	8.45	60,219	0.52%	-10.08%
2014	1.40%	7,177	9.40	67,478	5.75%	-13.33%
2013	1.40%	7,599	10.85	82,436	3.16%	12.68%
2012	1.40%	8,597	9.63	82,767	0.62%	11.59%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	1.40%	513	14.53	7,452	5.54%	9.01%
2015	1.40%	513	13.33	6,836	5.05%	-2.50%
2014	1.40%	831	13.67	11,357	5.47%	1.49%
2013	1.40%	831	13.47	11,191	4.42%	-10.03%
2012	1.40%	632	14.97	9,460	3.90%	16.31%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2016	1.40%	458	14.37	6,584	0.00%	-10.05%
2015	1.40%	477	15.98	7,623	0.00%	-7.21%
2014	1.40%	495	17.22	8,526	0.00%	0.54%
2013	1.40%	512	17.13	8,771	0.37%	35.56%
2012	1.40%	528	12.64	6,673	0.00%	7.17%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	1.40%	2,510	13.22	33,191	1.32%	5.32%
2015	1.40%	2,618	12.56	32,870	1.65%	0.74%
2014	1.40%	5,108	12.46	63,661	1.44%	27.91%
2013	1.40%	5,133	9.74	50,015	1.09%	0.62%
2012	1.40%	5,081	9.68	49,201	0.86%	14.21%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016	1.40%	2,351	25.40	59,719	2.41%	18.76%
2015	1.40%	2,368	21.39	50,651	2.26%	-5.62%
2014	1.40%	3,385	22.66	76,712	2.04%	11.54%
2013	1.40%	3,400	20.32	69,083	2.11%	30.05%
2012	1.40%	2,542	15.62	39,714	0.88%	13.05%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2016	1.40%	1,484	15.45	22,934	5.77%	12.56%
2015	1.40%	1,484	13.73	20,374	6.00%	-3.97%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2014	1.40%	1,181	$14.30	$16,885	6.15%	1.11%
2013	1.40%	1,181	14.14	16,699	6.65%	5.57%
2012	1.40%	1,181	13.39	15,817	6.44%	12.95%
NVIT Emerging Markets Fund - Class I (GEM)
2016	1.40%	3,454	7.88	27,201	0.83%	6.21%
2015	1.40%	3,536	7.41	26,218	0.83%	-17.17%
2014	1.40%	4,361	8.95	39,039	1.32%	-6.83%
2013	1.40%	4,361	9.61	41,901	0.99%	-0.66%
2012	1.40%	6,027	9.67	58,295	0.56%	15.57%
NVIT International Equity Fund - Class I (GIG)
2016	1.40%	2,497	10.46	26,118	2.11%	-0.54%
2015	1.40%	2,828	10.52	29,740	0.51%	-4.41%
2014	1.40%	2,828	11.00	31,114	3.84%	-1.84%
2013	1.40%	2,828	11.21	31,698	0.58%	16.18%
2012	1.40%	2,497	9.65	24,089	0.80%	13.99%
NVIT Nationwide Fund - Class I (TRF)
2016	1.40%	7,819	14.87	116,247	1.45%	9.83%
2015	1.40%	8,002	13.54	108,316	1.24%	-0.48%
2014	1.40%	8,002	13.60	108,836	1.17%	10.58%
2013	1.40%	8,003	12.30	98,437	1.35%	29.27%
2012	1.40%	8,235	9.52	78,358	1.45%	12.61%
NVIT Government Bond Fund - Class I (GBF)
2016	1.40%	5,698	12.02	68,483	1.96%	-0.66%
2015	1.40%	5,698	12.10	68,941	1.77%	-1.51%
2014	1.40%	5,698	12.28	69,996	2.00%	3.11%
2013	1.40%	5,698	11.91	67,888	1.97%	-5.40%
2012	1.40%	7,308	12.59	92,039	2.14%	1.61%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	1.40%	2,718	17.38	47,245	1.79%	5.65%
2015	1.40%	3,130	16.45	51,499	1.58%	-1.73%
2014	1.40%	3,267	16.74	54,699	1.72%	3.71%
2013	1.40%	3,267	16.14	52,743	1.72%	14.99%
2012	1.40%	3,266	14.04	45,852	1.77%	9.26%
NVIT Mid Cap Index Fund - Class I (MCIF)
2016	1.40%	6,989	19.95	139,464	1.26%	18.61%
2015	1.40%	6,989	16.82	117,582	1.11%	-3.90%
2014	1.40%	6,989	17.51	122,353	1.08%	7.89%
2013	1.40%	6,989	16.23	113,406	1.15%	31.19%
2012	1.40%	6,989	12.37	86,447	1.05%	15.82%
NVIT Money Market Fund - Class I (SAM)
2016	1.40%	5,619	9.29	52,214	0.01%	-1.39%
2015	1.40%	4,468	9.42	42,103	0.00%	-1.40%
2014	1.40%	6,383	9.56	61,003	0.00%	-1.40%
2013	1.40%	4,834	9.69	46,855	0.00%	-1.40%
2012	1.40%	5,968	9.83	58,668	0.00%	-1.40%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	1.40%	194	17.69	3,433	0.36%	1.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	1.40%	276	17.91	4,944	1.89%	14.73%
2015	1.40%	276	15.61	4,309	1.28%	-4.51%
2014	1.40%	276	16.35	4,513	1.26%	8.97%
2013	1.40%	276	15.00	4,141	1.43%	33.54%
2012	1.40%	276	11.24	3,101	1.23%	16.16%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016	1.40%	425	23.88	10,151	0.00%	4.98%
2015	1.40%	425	22.75	9,669	0.00%	-1.58%
2014	1.40%	425	23.12	9,825	0.00%	2.58%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	1.40%	425	$22.54	$9,578	0.00%	37.00%
2012	1.40%	425	16.45	6,991	0.00%	13.29%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2016	1.40%	1,031	15.00	15,467	0.00%	6.79%
2015	1.40%	1,671	14.05	23,473	0.00%	-0.65%
2014	1.40%	1,671	14.14	23,628	0.00%	1.37%
2013	1.40%	1,671	13.95	23,308	0.00%	42.27%
2012	1.40%	1,671	9.80	16,383	0.00%	11.85%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	1.40%	7,911	17.83	141,036	0.65%	24.17%
2015	1.40%	8,345	14.36	119,810	0.58%	-7.34%
2014	1.40%	11,439	15.49	177,237	0.52%	5.52%
2013	1.40%	11,849	14.68	173,980	0.85%	38.44%
2012	1.40%	11,567	10.61	122,684	0.87%	18.76%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	1.40%	4,991	17.34	86,532	0.33%	21.12%
2015	1.40%	5,155	14.31	73,792	0.38%	-3.01%
2014	1.40%	5,155	14.76	76,084	0.16%	-0.60%
2013	1.40%	6,148	14.85	91,284	0.14%	38.94%
2012	1.40%	6,587	10.69	70,394	0.16%	13.88%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2016	1.40%	6,090	13.26	80,762	3.13%	7.13%
2015	1.40%	6,738	12.38	83,409	1.97%	-4.25%
2014	1.40%	6,779	12.93	87,641	3.00%	2.43%
2013	1.40%	10,369	12.62	130,874	3.44%	-2.51%
2012	1.40%	11,032	12.95	142,825	2.62%	10.67%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	1.40%	15,905	23.97	381,278	0.75%	2.19%
2015	1.40%	15,716	23.46	368,690	0.64%	3.62%
2014	1.40%	15,418	22.64	349,057	0.74%	7.28%
2013	1.40%	13,371	21.10	282,181	0.78%	34.79%
2012	1.40%	14,226	15.66	222,735	0.72%	17.02%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2016	1.40%	1,912	15.01	28,707	2.74%	16.24%
2015	1.40%	1,912	12.92	24,696	1.58%	-7.61%
2014	1.40%	1,912	13.98	26,731	1.76%	7.64%
2013	1.40%	1,912	12.99	24,834	0.00%	33.74%
2012	1.40%	1,912	9.71	18,568	1.08%	16.80%
Guardian Portfolio - I Class Shares (AMGP)
2016	1.40%	1,955	15.49	30,285	0.55%	7.22%
2015	1.40%	2,003	14.45	28,940	0.72%	-6.30%
2014	1.40%	2,050	15.42	31,610	0.45%	7.50%
2013	1.40%	2,093	14.34	30,021	0.83%	36.87%
2012	1.40%	2,137	10.48	22,395	0.28%	11.14%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	1.40%	2,513	17.39	43,707	0.00%	2.94%
2015	1.40%	2,864	16.90	48,390	0.00%	-0.14%
2014	1.40%	3,008	16.92	50,896	0.00%	6.08%
2013	1.40%	3,276	15.95	52,256	0.00%	30.76%
2012	1.40%	3,472	12.20	42,355	0.00%	10.84%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	1.40%	1,484	13.93	20,678	0.81%	25.59%
2015	1.40%	1,484	11.09	16,465	0.77%	-13.04%
2014	1.40%	1,484	12.76	18,934	0.75%	8.31%
2013	1.40%	1,484	11.78	17,480	1.19%	29.30%
2012	1.40%	1,484	9.11	13,519	0.42%	14.96%
VP Income & Growth Fund - Class I (ACVIG)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	1.40%	3,500	$14.89	$52,117	2.36%	11.90%
2015	1.40%	3,698	13.31	49,210	2.12%	-6.94%
2014	1.40%	3,257	14.30	46,574	1.98%	10.93%
2013	1.40%	4,047	12.89	52,170	2.28%	33.92%
2012	1.40%	3,651	9.63	35,144	2.11%	13.13%
VP International Fund - Class I (ACVI)
2016	1.40%	6,199	9.98	61,841	1.04%	-6.82%
2015	1.40%	6,199	10.71	66,365	0.37%	-0.65%
2014	1.40%	6,199	10.78	66,801	1.66%	-6.83%
2013	1.40%	6,199	11.57	71,698	1.68%	20.70%
2012	1.40%	6,199	9.58	59,403	0.85%	19.46%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	1.40%	3,318	19.87	65,934	0.90%	23.97%
2015	1.40%	3,501	16.03	56,118	0.73%	-3.70%
2014	1.40%	3,547	16.64	59,038	0.58%	3.65%
2013	1.40%	3,589	16.06	57,633	1.05%	38.75%
2012	1.40%	3,495	11.57	40,451	0.44%	14.12%
Appreciation Portfolio - Initial Shares (DCAP)
2016	1.40%	606	15.41	9,340	1.65%	6.40%
2015	1.40%	606	14.49	8,779	1.72%	-3.83%
2014	1.40%	606	15.06	9,129	1.85%	6.58%
2013	1.40%	606	14.13	8,565	1.96%	19.41%
2012	1.40%	606	11.84	7,173	3.65%	8.88%
Quality Bond Fund II - Primary Shares (FQB)
2016	1.40%	2,689	13.48	36,251	3.62%	2.37%
2015	1.40%	3,673	13.17	48,368	3.76%	-1.64%
2014	1.40%	3,712	13.39	49,697	3.71%	2.34%
2013	1.40%	3,748	13.08	49,031	3.71%	-0.38%
2012	1.40%	2,841	13.13	37,308	3.44%	8.18%
VIP Equity-Income Portfolio - Service Class (FEIS)
2016	1.40%	7,597	14.06	106,792	2.20%	16.26%
2015	1.40%	8,122	12.09	98,207	2.86%	-5.43%
2014	1.40%	8,631	12.79	110,355	2.71%	7.13%
2013	1.40%	9,090	11.94	108,493	2.48%	26.22%
2012	1.40%	9,090	9.46	85,955	2.86%	15.54%
VIP Growth Portfolio - Service Class (FGS)
2016	1.40%	12,212	17.28	211,027	0.00%	-0.69%
2015	1.40%	12,462	17.40	216,848	0.16%	5.55%
2014	1.40%	11,928	16.49	196,635	0.09%	9.63%
2013	1.40%	12,208	15.04	183,570	0.20%	34.30%
2012	1.40%	11,776	11.20	131,852	0.51%	12.94%
VIP High Income Portfolio - Service Class (FHIS)
2016	1.40%	3,912	15.26	59,691	5.10%	12.78%
2015	1.40%	4,323	13.53	58,490	6.37%	-5.10%
2014	1.40%	4,505	14.26	64,230	5.86%	-0.34%
2013	1.40%	1,551	14.31	22,189	5.90%	4.39%
2012	1.40%	1,818	13.70	24,915	5.85%	12.59%
VIP Overseas Portfolio - Service Class (FOS)
2016	1.40%	2,028	9.52	19,310	1.38%	-6.45%
2015	1.40%	2,028	10.18	20,640	1.19%	2.04%
2014	1.40%	2,613	9.97	26,062	1.26%	-9.45%
2013	1.40%	2,613	11.01	28,781	1.33%	28.55%
2012	1.40%	2,864	8.57	24,539	1.46%	18.85%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	1.40%	764	15.23	11,637	0.96%	7.95%
2015	1.40%	929	14.11	13,108	1.05%	-4.41%
2014	1.40%	929	14.76	13,713	0.94%	5.20%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2013	1.40%	929	$14.03	$13,035	0.85%	28.62%
2012	1.40%	929	10.91	10,135	0.52%	25.32%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	1.40%	4,822	13.46	64,920	1.09%	-1.32%
2015	1.40%	5,148	13.64	70,232	1.29%	2.49%
2014	1.40%	5,959	13.31	79,322	1.11%	0.86%
2013	1.40%	6,844	13.20	90,326	1.38%	25.53%
2012	1.40%	6,845	10.51	71,969	2.31%	19.56%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2016	1.40%	8,514	16.37	139,373	1.08%	10.06%
2015	1.40%	10,149	14.87	150,953	1.00%	1.88%
2014	1.40%	12,658	14.60	184,794	0.83%	9.15%
2013	1.40%	12,658	13.37	169,297	1.10%	29.93%
2012	1.40%	12,658	10.29	130,299	0.97%	15.23%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2016	1.40%	3,998	14.65	58,570	0.00%	0.91%
2015	1.40%	4,141	14.52	60,121	0.00%	5.11%
2014	1.40%	4,141	13.81	57,196	0.00%	4.30%
2013	1.40%	4,483	13.24	59,365	0.01%	34.08%
2012	1.40%	4,426	9.88	43,712	0.00%	14.81%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	1.40%	496	10.54	5,228	0.46%	-1.29%
2015	1.40%	516	10.68	5,510	0.55%	-15.20%
2014	1.40%	536	12.59	6,749	0.51%	-1.81%
2013	1.40%	554	12.82	7,104	1.50%	10.45%
2012	1.40%	571	11.61	6,629	0.00%	27.99%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	1.40%	2,982	10.59	31,587	0.38%	41.70%
2015	1.40%	2,998	7.48	22,411	0.03%	-34.38%
2014	1.40%	3,013	11.39	34,323	0.09%	-20.24%
2013	1.40%	3,027	14.28	43,232	0.66%	8.99%
2012	1.40%	3,042	13.10	39,864	0.62%	1.94%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	1.40%	5,985	17.43	104,309	2.01%	10.66%
2015	1.40%	6,006	15.75	94,590	0.13%	-4.44%
2014	1.40%	6,027	16.48	99,332	0.05%	8.88%
2013	1.40%	6,435	15.14	97,409	0.20%	28.85%
2012	1.40%	6,454	11.75	75,822	0.09%	13.90%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.40%	1,870	17.53	32,780	0.36%	3.20%
2014	1.40%	1,870	16.99	31,763	0.32%	9.77%
2013	1.40%	5,564	15.47	86,095	0.69%	27.92%
2012	1.40%	5,564	12.10	67,302	0.57%	12.42%

2016	Contract owners’ equity:				$3,179,522
2015	Contract owners’ equity:				$3,136,651
2014	Contract owners’ equity:				$3,345,624
2013	Contract owners’ equity:				$3,249,971
2012	Contract owners’ equity:				$2,661,587
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.